Short-Term Deposits and Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Beginning Balance	$ 1,635	$ 679
Purchase	2,980	1,653	$ 687
Accretion	87	47
Proceeds at maturity	(2,251)	(750)	0
Change in fair value included in Other Comprehensive Income (“OCI”)	1	6
Ending Balance	2,452	1,635	679
U.S. Treasury Bonds
Marketable Securities [Line Items]
Beginning Balance	1,635	679
Purchase	2,980	1,653
Accretion	87	47
Proceeds at maturity	(2,251)	(750)
Change in fair value included in Other Comprehensive Income (“OCI”)	1	6
Ending Balance	$ 2,452	$ 1,635	$ 679